GOODWILL	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
GOODWILL
11.	GOODWILL

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination and is recorded in accordance with ASC 350.

The Company evaluates goodwill for impairment at the reporting unit level at least annually, and more frequently if events or changes in circumstances indicate that goodwill may be impaired. The annual impairment assessment is performed as of the fourth quarter of each fiscal year.

In performing its impairment assessment, the Company first evaluates qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment indicates that it is more likely than not that impairment exists, the Company performs a quantitative impairment test. The fair value of each reporting unit is determined primarily using the income approach, which incorporates discounted cash flow analyses, with the market approach used as a corroborative reference.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

No impairment was recorded for the six months ended June 30, 2026. The accumulated impairment loss of $723 thousand relates to charges recognized in prior periods.

The following table presents goodwill by reporting unit (in thousands):

	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at June 30, 2026	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at June 30, 2026	$—	$723	$—	$723